Investment Properties, Net (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about investment property [abstract]
Disclosure of detailed information about investment property

	2022	2021
	US$ in millions
Cost
At January 1	$1,130	$990
Additions	11	20
Disposals	(1)	(3)
Transfers from property and equipment	3	129
Exchange difference	1	(6)
At December 31	$1,144	$1,130

Accumulated depreciation
At January 1	$(493)	$(447)
Depreciation	(53)	(52)
Disposals	1	3
Exchange difference	(1)	3
At December 31	$(546)	$(493)

Carrying amount
At December 31	$598	$637

Fair value of investment properties	Valuations were based on income and an open market value approach for all completed properties as follows:

	December 31,
	2022	2021
	US$ in millions
Fair value of the investment properties	$7,980	$7,999

Disclosure of income statement amounts related to investment properties

	Year ended December 31,
	2022	2021	2020
	US$ in millions
Mall income	$354	$473	$269
Direct operating expenses arising from investment properties that generate right-of-use income	$35	$34	$37
Direct operating expenses that did not generate right-of-use income	$11	$11	$6

Leasing arrangements
The future aggregate minimum lease/base fee receivables under non-cancelable agreements are as follows:

	December 31,
	2022	2021
	US$ in millions
No later than 1 year	$295	$300
1 to 2 years	262	229
2 to 3 years	196	174
3 to 4 years	161	117
4 to 5 years	145	105
Later than 5 years	319	308
	$1,378	$1,233